Securities Act Registration No. 333-221072

Investment Company Act Registration No. 811-23306

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

☐     Pre-Effective Amendment No. __

☒     Post-Effective Amendment No. 87

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

☒     Amendment No. 90

(Check appropriate box or boxes.)

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch Parkway

Building 700, Unit 700

Reno, NV 89521

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 440-922-0066

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bexley, State of Ohio, on the 4th day of June, 2021.

Collaborative Investment Series Trust

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser
*Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities on June 4th, 2021.

Name	Title
Dean Drulias*	Trustee
Shawn Orser*	Trustee
Fredrick Stoleru*	Trustee
Ronald Young*	Trustee
Brandon E. Lacoff*	Trustee
Gregory Skidmore*	Trustee, President, Principal Executive Officer
Adam Snitkoff*	Treasurer and Principal Financial Officer

By:	/s/ JoAnn M. Strasser
JoAnn M. Strasser
*Pursuant to Powers of Attorney

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase